International Portfolio

Schedule of Investments (unaudited)
As of March 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (96.5%)1
Australia (0.4%)
Brambles Ltd.	1,570,866	13,132

Austria (0.4%)
Erste Group Bank AG	367,261	13,498

Belgium (1.4%)
Umicore SA	1,062,898	47,307

Brazil (0.7%)
B3 SA - Brasil Bolsa Balcao	1,279,045	10,493
Raia Drogasil SA	500,379	8,345
Telefonica Brasil SA Preference Shares	449,626	5,455
		24,293
Canada (1.0%)
^ Nutrien Ltd.	330,190	17,414
Toronto-Dominion Bank	313,246	16,999
		34,413
China (17.8%)
Tencent Holdings Ltd.	4,070,800	187,207
* Alibaba Group Holding Ltd. ADR	1,010,895	184,438
* Baidu Inc. ADR	406,655	67,037
* TAL Education Group ADR	1,193,376	43,057
Ping An Insurance Group Co. of China Ltd.	3,489,500	39,286
* Ctrip.com International Ltd. ADR	810,093	35,393
^,* Meituan Dianping Class B	3,432,683	23,201
China Pacific Insurance Group Co. Ltd.	3,251,800	12,777
China Mengniu Dairy Co. Ltd.	3,345,000	12,449
^,* iQIYI Inc. ADR	487,621	11,664
^,* NIO Inc. ADR	1,659,408	8,463
		624,972
Denmark (2.9%)
* Genmab A/S	258,566	44,866
Vestas Wind Systems A/S	209,966	17,697
Chr Hansen Holding A/S	163,100	16,555
Ambu A/S Class B	517,256	13,724
Novozymes A/S	225,473	10,370
		103,212
France (6.9%)
Kering SA	131,380	75,360
L'Oreal SA	219,591	59,134
Schneider Electric SE	487,831	38,289
TOTAL SA	503,973	28,046
EssilorLuxottica SA	197,324	21,556
Vivendi SA	669,044	19,389
		241,774

Germany (5.7%)
^,*,2	Zalando SE	1,013,535	39,598
	Bayerische Motoren Werke AG	307,188	23,719
*,2	Delivery Hero SE	595,180	21,510
	Infineon Technologies AG	884,034	17,550
	adidas AG	70,319	17,103
	BASF SE	222,170	16,385
	SAP SE	116,216	13,435
	Continental AG	79,338	11,969
	GEA Group AG	435,480	11,414
^,*	HelloFresh SE	1,072,370	10,091
*,2	Rocket Internet SE	278,557	7,083
*	MorphoSys AG	67,732	6,176
*	AIXTRON SE	274,000	2,473
*	Home24 SE	194,547	1,175
			199,681
Hong Kong (4.4%)
	AIA Group Ltd.	11,847,000	118,467
	Jardine Matheson Holdings Ltd.	316,398	19,753
	Hong Kong Exchanges & Clearing Ltd.	490,260	17,129
			155,349
India (2.1%)
	Housing Development Finance Corp. Ltd.	1,021,362	29,010
	HDFC Bank Ltd.	696,552	23,372
	Zee Entertainment Enterprises Ltd.	2,628,723	16,919
*,§,3	ANI Technologies	19,170	5,880
			75,181
Indonesia (0.4%)
	Bank Central Asia Tbk PT	6,500,800	12,686

Israel (0.3%)
*	Check Point Software Technologies Ltd.	91,321	11,551

Italy (2.6%)
	Ferrari NV	519,887	69,846
*	Fiat Chrysler Automobiles NV	1,376,016	20,552
			90,398
Japan (10.9%)
	SoftBank Group Corp.	636,400	62,034
	SMC Corp.	142,500	53,716
^	M3 Inc.	2,617,200	44,047
	Nidec Corp.	187,500	23,875
	Recruit Holdings Co. Ltd.	827,700	23,731
	Bridgestone Corp.	613,700	23,648
	Nintendo Co. Ltd.	73,100	20,957
	Takeda Pharmaceutical Co. Ltd.	479,500	19,637
	Keyence Corp.	26,400	16,505
	Sekisui Chemical Co. Ltd.	1,011,900	16,305
	Kubota Corp.	933,500	13,569
	Pigeon Corp.	319,600	13,113
	Toyota Motor Corp.	203,700	12,000
	SBI Holdings Inc.	477,700	10,682
	Murata Manufacturing Co. Ltd.	213,000	10,660
	ORIX Corp.	674,600	9,692

Suzuki Motor Corp.	178,500	7,913
382,084
Netherlands (3.8%)
ASML Holding NV	708,988	133,255

Norway (0.8%)
Norsk Hydro ASA	3,620,613	14,724
DNB ASA	719,119	13,246
27,970
Other (0.4%)
4	Vanguard FTSE All-World ex-US ETF	298,796	14,985

Singapore (0.4%)
Oversea-Chinese Banking Corp. Ltd.	1,791,000	14,642

South Korea (1.8%)
^,*	Celltrion Inc.	177,874	28,443
Samsung Electronics Co. Ltd.	497,260	19,613
Samsung SDI Co. Ltd.	55,697	10,555
NAVER Corp.	52,430	5,738
64,349
Spain (3.0%)
Industria de Diseno Textil SA	2,100,029	61,744
Banco Bilbao Vizcaya Argentaria SA	7,591,492	43,377
105,121
Sweden (4.6%)
^	Svenska Handelsbanken AB Class A	3,750,234	39,595
*	Spotify Technology SA	272,907	37,880
Kinnevik AB	1,012,007	26,248
Atlas Copco AB Class A	951,093	25,585
Assa Abloy AB Class B	693,525	14,968
^	SKF AB	596,620	9,926
Elekta AB Class B	668,047	8,321
162,523
Switzerland (4.6%)
Nestle SA	488,623	46,590
Roche Holding AG	144,201	39,735
Novartis AG	247,122	23,753
UBS Group AG	1,405,511	17,054
Lonza Group AG	54,129	16,805
Cie Financiere Richemont SA	226,029	16,490
160,427
Taiwan (1.1%)
Taiwan Semiconductor Manufacturing Co. Ltd.	4,729,000	37,875

Thailand (0.3%)
Kasikornbank PCL	1,948,900	11,529

Turkey (0.2%)
Turkiye Garanti Bankasi AS	3,635,613	5,469

United Kingdom (7.9%)
Rolls-Royce Holdings plc	4,382,443	51,611
Diageo plc	989,851	40,507
*	Ocado Group plc	2,107,783	37,633

	BHP Group plc			1,089,575	26,288
	Royal Dutch Shell plc Class A			640,125	20,083
	Reckitt Benckiser Group plc			224,825	18,711
	Burberry Group plc			644,255	16,420
	Whitbread plc			213,604	14,136
	GlaxoSmithKline plc			653,272	13,572
	Smith & Nephew plc			554,813	11,018
	Aviva plc			1,948,599	10,479
	Lloyds Banking Group plc			12,777,563	10,352
	^,*,2 Aston Martin Lagonda Global Holdings plc			608,572	8,012
					278,822
	United States (9.7%)
	Consumer Discretionary (7.4%)
*	Amazon.com Inc.			67,094	119,478
*	MercadoLibre Inc.			153,825	78,101
^,*	Tesla Inc.			178,353	49,914
*	Booking Holdings Inc.			7,434	12,972
					260,465
	Consumer Staples (0.3%)
	Philip Morris International Inc.			132,580	11,719

	Health Care (2.0%)
*	Illumina Inc.			223,073	69,306
	Total United States				341,490
	Total Common Stocks (Cost $2,588,891)				3,387,988
	Preferred Stocks (0.3%)
	*,§,3,5 CureVac GmbH			1,452	3,477
	*,§,3,5 You & Mr. Jones			5,200,000	6,864
	Total Preferred Stocks (Cost $8,759)				10,341
		Coupon
	Temporary Cash Investments (7.9%)1
	Money Market Fund (7.7%)
	6,7 Vanguard Market Liquidity Fund	2.554%		2,726,987	272,752

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
8	United States Treasury Bill	2.423%-2.435%	4/11/19	5,200	5,196
	United States Treasury Bill	2.497%	5/23/19	700	698
					5,894
Total Temporary Cash Investments (Cost $278,628)					278,646
	Total Investments (104.7%) (Cost $2,876,278)				3,676,975
	Other Assets and Liabilities-Net (-4.7%)7				(164,932)
	Net Assets (100%)				3,512,043
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $164,629,000.
* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.2% and 5.2%, respectively, of net assets.

Restricted Securities as of Period End

Security Name	Acquisition Date	Acquisition Cost ($000)
You & Mr. Jones	September 2015	5,200
CureVac GmbH	October 2015	3,559
ANI Technologies	December 2015	5,969

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate value of these securities was $76,203,000, representing 2.2% of net assets.
3 Restricted securities totaling $16,221,000, representing 0.5% of net assets. See Restricted Securities table for additional information.
4 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
5 Perpetual security with no stated maturity date.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
7 Includes $172,889,000 of collateral received for securities on loan.
8 Securities with a value of $5,196,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	June 2019	941	34,538	500
Topix Index	June 2019	193	27,723	(108)
FTSE 100 Index	June 2019	187	17,564	355
S&P ASX 200 Index	June 2019	160	17,527	(30)
				717

Forward Currency Contracts
			Contract Amount (000)
	Contract					Unrealized	Unrealized
	Settlement					Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Morgan Stanley Capital
Services LLC	6/29/19	EUR	29,764	USD	34,014	—	(377)
Toronto-Dominion Bank	6/18/19	JPY	3,083,999	USD	27,826	175	—
Toronto-Dominion Bank	6/25/19	AUD	24,725	USD	17,645	—	(61)
Morgan Stanley Capital
Services LLC	6/26/19	GBP	12,839	USD	17,120	—	(324)
Bank of America, N.A.	6/26/19	EUR	579	USD	661	—	(7)

International Portfolio

Goldman Sachs
International	6/26/19	GBP	376	USD	501	—	(10)
						175	(779)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in
Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity.
The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

International Portfolio

The portfolio enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance.
In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset
(liability).

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

International Portfolio

The following table summarizes the market value of the portfolio's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	400,196	—	—
Common Stocks—Other	414,468	2,567,444	5,880
Preferred Stocks	—	—	10,341
Temporary Cash Investments	272,752	5,894	—
Forward Currency Contracts—Assets	—	175	—
Forward Currency Contracts—Liabilities	—	(779)	—
Total	1,078,416	2,572,734	16,221

E. Transactions during the period in investments where the issuer is another member of The
Vanguard Group were as follows:

			Current Period Transactions
	Dec. 31,		Proceeds					March 31,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	183,216	NA1	NA1	4	31	447	—	272,752
Vanguard FTSE All-World
ex-US ETF Shares	13,619	—	—	—	1,366	53	—	14,985
Total	196,835			4	1,397	500	—	287,737
1 Not applicable—purchases and sales are for temporary cash investment purposes.